Nature and Continuance of Operations	6 Months Ended
May 31, 2022
Nature And Continuance Of Operations
Nature and Continuance of Operations

1.     Nature and Continuance of Operations

Liquid Media Group Ltd. (“Liquid” or the “Company”) is a business solutions company empowering independent film and TV content creators to package, finance, deliver and monetize their professional video intellectual property globally. The head office of the Company is 67 East 5th Avenue, Vancouver, BC, V5T 1G7 and the registered records office of the Company is Suite 400, 725 Granville Street, PO Box 10325, Vancouver, BC, V7Y 1G5. The Company’s common shares are listed on the Nasdaq Stock Market (“Nasdaq”) under the trading symbol “YVR”.

On September 22, 2021, the Company acquired 100% of the shares of IndieFlix Group, Inc. (“IndieFlix”). IndieFlix is a Delaware corporation that has a global ‘edutainment’ streaming service that creates, promotes, and supports social impact films. (Note 3).

On December 14, 2021, the Company acquired 100% of the shares of iGEMS TV, Inc. (“iGEMS”). iGEMS is a Delaware corporation which provides a comprehensive content recommendation engine. (Note 3).

On March 7, 2022, the Company acquired 100% of the shares of Digital Cinema UTD Holding Limited. (“DCU”). DCU is a Malta corporation with four subsidiaries located in the Czech Republic, United Kingdom, United Stated of America, and South Africa which provides content supply chain technology and services supporting independent intellectual property owners, producers, sales agents, alternative content distributors, downstream media platforms and studios. (Note 3).

These condensed interim consolidated financial statements have been prepared on a going concern basis, which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. As at May 31, 2022, the Company has generated losses since inception and has an accumulated deficit of $33,361,484. The continued operations of the Company are dependent on its ability to generate future cash flows or obtain additional financing. Management has estimated that it does not have sufficient working capital to meet the Company’s liabilities and commitments as they become due for the upcoming 12 months. These material uncertainties cast substantial doubt upon the Company’s ability to continue as a going concern within one year of the approval of these financial statements. There is a risk that additional financing will not be available on a timely basis or on terms acceptable to the Company.

These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.